Variable Interest Entity (“VIE”)	12 Months Ended
Dec. 31, 2025
Variable Interest Entity (“VIE”) [Abstract]
Variable interest entity ("VIE")

Note 3 — Variable interest entity (“VIE”)

WiMi WFOE entered into Contractual Arrangements with Beijing WiMi on November 6, 2018. The Contractual Arrangements were terminated on December 18, 2020, and WiMi WFOE entered into another Contractual Arrangements with Beijing WiMi on the same day, under which WiMi WFOE maintains effective control of Beijing WiMi. The significant terms of these Contractual Arrangements are summarized in “Note 1 — Nature of business and organization” above. As a result, the Company classifies Beijing WiMi as VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total long-term investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE.

Beijing WiMi

WiMi WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Beijing WiMi because it has both of the following characteristics:

(1)	The power to direct activities at Beijing WiMi that most significantly impact such entity’s economic performance, and

(2)	The right to receive benefits from Beijing WiMi that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Beijing WiMi pays service fees equal to all of its net income to WiMi WFOE. The Contractual Arrangements are designed so that Beijing WiMi operate for the benefit of WiMi WFOE and ultimately, the Company.

Accordingly, the accounts of Beijing WiMi are consolidated in the accompanying financial statements. In addition, its financial positions and results of operations are included in the Company’s financial statements. Under the VIE Arrangements, the Company has the power to direct activities of Beijing WiMi and can have assets transferred out of Beijing WiMi. Therefore, the Company considers that there is no asset in Beijing WiMi that can be used only to settle obligations of Beijing WiMi, except for registered capital and PRC statutory reserves, if any. As Beijing WiMi is incorporated as limited liability company under the Company Law of the PRC, creditors of the Beijing WiMi do not have recourse to the general credit of the Company for any of the liabilities of Beijing WiMi.

The carrying amount of the VIE’s consolidated assets and liabilities are as follows:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
Current assets	44,242,131	85,753,334	12,200,281
Property and equipment, net	125,356,649	72,658,575	10,337,266
Other noncurrent assets	10,132,185	10,132,185	1,441,524
Total assets	179,730,965	168,544,094	23,979,071
Total liabilities	(616,896,870)	(614,510,596)	(87,427,526)
Net assets	(437,165,905)	(445,966,502)	(63,448,455)

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
Current liabilities:
Accounts payable	9,252,203	7,831,313	1,114,175
Deferred revenues	204,494	135,467	19,273
Other payables and accrued liabilities	18,773,301	7,382,729	1,050,354
Taxes payable	8,970,615	5,799,588	825,118
Intercompany payable*	557,091,375	561,017,190	79,816,923
Total current liabilities	594,291,988	582,166,287	82,825,843
Non-current shareholder loan	22,604,882	32,344,309	4,601,683
Total liabilities	616,896,870	614,510,596	87,427,526

*	Intercompany balances will be eliminated upon consolidation.

The summarized operating results of the VIE’s are as follows:

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Operating revenues	2,779,482	437,235	200,092	28,467
Gross (loss) profit	(210,922)	154,316	143,891	20,472
Loss from operations	(285,922,484)	(41,055,473)	(17,710,713)	(2,519,735)
Net loss	(286,436,377)	(36,977,304)	(8,970,888)	(1,276,304)

The summarized statements of cash flow of the VIE’s are as follows:

	For the	For the	For the	For the
	year ended	year ended	year ended	year ended
	December 31,	December 31,	December 31,	December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Net cash (used in) provided by operating activities	(117,520,675)	13,499,029	(3,489,755)	(496,494)
Net cash used in investing activities	(67,043,921)	-	-	-
Net cash provided by (used in) financing activities	180,502,179	(13,386,463)	9,739,427	1,385,646
Effect of exchange rate on cash and cash equivalents	90,793	32,560	-	-
Net (decrease)/increase in cash and cash equivalents	(3,971,624)	145,126	6,249,672	889,152
Cash and cash equivalents, beginning of year	6,072,875	2,101,251	2,246,377	319,596
Cash and cash equivalents	2,101,251	2,246,377	8,496,049	1,208,748

The following table provides a reconciliation of cash and cash equivalents reported within the parent company balance sheets that sum to the total of the same amounts shown in the parent company statements of cash flows:

	For the Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Cash and cash equivalents	2,101,251	2,246,377	8,496,049	1,208,748
Total cash and cash equivalents	2,101,251	2,246,377	8,496,049	1,208,748